The recoverability study is reviewed by the Fiscal Council and approved by the Board of Directors. Based on this estimate, Management believes that it is probable that these deferred tax credits will be realized, as presented below: (Details)
R$ in Thousands
12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	R$ 3,869,328
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	50,574
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	309,537
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	299,366
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	359,969
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	400,725
Later Than Five Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	1,364,017
Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	R$ 1,085,141